Additional Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Additional Cash Flow Information

		Fiscal year ended December 31,
		2013	2012	2011
(a)	Supplemental cash flow disclosures
	The following amounts were included in cash flows from operations:
	Royalties paid	99.9	112.4	97.2
	Income and mining taxes paid	298.2	334.1	299.3
	Interest paid before capitalization	89.4	68.6	61.6

(b)	Non cash-items
	Marked to market (loss)/gain of listed investments	(1.3)	18.7	(26.4)
	Sibanye Gold spin-off (refer note 9.1), excluding cash transferred	927.3	—	—
	Shares issued on acquisition of Yilgarn South assets (refer note 3(f))	127.3	—	—